Jun. 25, 2020
MainStay Moderate Growth Allocation Fund
MainStay Moderate Growth Allocation Fund

MAINSTAY FUNDS TRUST

MainStay Moderate Growth Allocation Fund

(collectively, the “Funds”)

Supplement dated June 25, 2020 (“Supplement”)

to the Summary Prospectuses and Prospectus, each dated February 28, 2020, as supplemented, and Statement of Additional Information, dated February 28, 2020, as supplemented and amended (“SAI”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses, Prospectus and SAI.

At a meeting held on June 23-24, 2020, the Board of Trustees of MainStay Funds Trust considered and approved the following changes, which will take effect on July 31, 2020.

1.	Name Change. All references to the Funds’ current names will be replaced with their new names as listed below.

Current Name	New Name
MainStay Growth Allocation Fund	MainStay Equity Allocation Fund
MainStay Moderate Growth Allocation Fund	MainStay Growth Allocation Fund